Shareholder Fees	Apr. 01, 2021 USD ($)
Siebert Williams Shank Shares | NORTHERN INSTITUTIONAL US GOVERNMENT SELECT PORTFOLIO | Siebert Williams Shank Shares
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none